Note Other comprehensive income (loss) (Disclosure of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Translation
Beginning Balance	$ (43,034)	$ (39,956)	$ (35,930)
Other comprehensive loss before reclassifications	(6,902)	(3,078)	(4,026)
Net change	(6,902)	(3,078)	(4,026)
Ending Balance	(49,936)	(43,034)	(39,956)
Adjustment of pension and postretirement benefit plans
Beginning Balance	(205,408)	(211,610)	(211,276)
Other comprehensive income (loss) before reclassification	(9,453)	(5,164)	(11,402)
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of net losses	13,141	13,684	13,386
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of prior service credit	(2,116)	(2,318)	(2,318)
Net change	1,572	6,202	(334)
Ending Balance	(203,836)	(205,408)	(211,610)
Unrealized net holding losses on debt securities
Beginning Balance	(102,775)	(69,003)	(10,182)
Other comprehensive (loss) income before reclassifications	(71,036)	(40,446)	(58,958)
Other-than-temporary impairment amounts reclassified from accumulated other comprehensive (loss) income	0	6,740	167
Amounts reclassified from accumulated other comprehensive (loss) income for gains on securities	0	(66)	(30)
Net change	(71,036)	(33,772)	(58,821)
Ending Balance	(173,811)	(102,775)	(69,003)
Unrealized holding gains on equity securities
Beginning Balance	605	685	622
Reclassification to retained earnings due to cumulative effect of accounting change	(605)	0	0
Other comprehensive income before reclassifications	0	121	373
Amounts reclassified from accumulated other comprehensive (loss) income for gains on securities	0	(201)	(310)
Net change	(605)	(80)	63
Ending Balance	0	605	685
Unrealized net (losses) gain on cash flow hedges
Beginning Balance	(40)	(402)	(120)
Other comprehensive income (loss) before reclassification	326	(790)	(2,203)
Amounts reclassified from other accumulated other comprehensive (loss) income	(677)	1,152	1,921
Net change	(351)	362	(282)
Ending Balance	(391)	(40)	(402)
Accumulated other comprehensive (loss) income	$ (427,974)	$ (350,652)	$ (320,286)